Intangible Assets (Tables)	6 Months Ended
Jan. 31, 2026
Intangible Assets [Abstract]
Schedule of Net Intangible Assets	Net intangible assets consisted of the following:
	As of January 31,	As of July 31,
	2026	2025
Total	$320,000	$320,000
Less: accumulated amortization	(320,000)	(320,000)
Intangible assets	$-	$-